Performance Management - PRINCIPAL FOCUSED BLUE CHIP ETF	Sep. 12, 2025
Prospectus [Line Items]
Bar Chart [Heading]	Under Performance, delete the bar chart titled Total Returns as of December 31 and replace with the following: Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	1Q 2024	9.65%
Lowest return for a quarter during the period of the bar chart above:	3Q 2024	2.83%
Year-to-date return	1Q 2025	(5.25)%

Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	(5.25%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	9.65%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	2.83%
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2024